Tangible assets - Leased out under an operating lease (Details) - Vehicles - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	€ 19,083	€ 18,559	€ 19,221
Santander Consumer USA Holdings, Inc.
Disclosure of maturity analysis of operating lease payments [line items]
Operating leases	€ 12,977	€ 13,455	€ 14,799